COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Registration Nos. 333-40265; 811-08481

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Variable Insurance Trust I (the “Trust”) that the forms of prospectuses and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses and statement of additional information contained in Post-Effective Amendment No. 31 under the 1933 Act and Amendment No. 32 under the 1940 Act, the text of which was filed electronically on April 29, 2011.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 4th day of May, 2011.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary